iShares
®
Global REIT ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 5.9%
Abacus Group ........................... 1,142,172 $ 759,973
Arena REIT ............................. 1,104,287 2,466,627
Aspen Group Ltd.
(a)
....................... 555,402 1,981,447
BWP Property Group Ltd. ................... 1,661,464 4,533,641
Centuria Industrial REIT .................... 1,717,407 3,627,453
Centuria Office REIT ...................... 1,370,930 881,953
Charter Hall Group ........................ 1,273,123 20,817,670
Charter Hall Long Wale REIT ................. 1,918,308 5,128,857
Charter Hall Retail REIT .................... 1,549,363 4,379,243
Charter Hall Social Infrastructure REIT .......... 897,149 1,622,387
Cromwell Property Group ................... 4,428,811 1,341,023
Dexus ................................ 2,873,877 12,069,212
Dexus Industria REIT ...................... 869,159 1,504,785
DigiCo Infrastructure REIT ................... 1,143,303 2,035,360
Goodman Group ......................... 5,470,827 113,896,696
GPT Group (The) ......................... 5,257,447 18,936,703
Growthpoint Properties Australia Ltd. ............ 749,347 1,173,478
HomeCo Daily Needs REIT .................. 4,872,156 4,329,045
Mirvac Group ........................... 10,842,786 13,598,716
Region Group ........................... 3,152,192 5,269,998
Scentre Group ........................... 14,278,522 39,201,898
Stockland .............................. 6,599,806 19,755,658
Storage King Group ....................... 1,092,200 988,099
Vicinity Ltd. ............................. 10,733,886 20,172,685
Waypoint REIT Ltd. ....................... 1,786,327 3,122,940
303,595,547
a
Belgium  — 1.0%
Aedifica SA ............................. 254,476 20,578,012
Ascencio .............................. 16,406 991,427
Care Property Invest N.V. ................... 113,212 1,645,622
Home Invest Belgium SA
(a)
.................. 27,998 650,818
Montea N.V. ............................ 57,163 4,480,095
Retail Estates N.V. ........................ 32,054 2,436,979
Shurgard Self Storage Ltd. .................. 89,251 2,607,780
Vastned N.V. ............................ 21,926 751,579
Warehouses De Pauw CVA .................. 518,779 13,350,756
Xior Student Housing N.V. ................... 105,557 3,359,280
50,852,348
a
Brazil  — 0.0%
GGR Covepi Renda Fundo de Investimento Imobiliario 623,314 1,233,311
a
Canada  — 1.9%
Allied Properties REIT
(a)
.................... 496,658 3,479,104
Boardwalk REIT ......................... 111,678 5,277,788
Canadian Apartment Properties REIT ........... 416,944 10,308,720
Choice Properties REIT .................... 718,984 8,185,601
Crombie REIT ........................... 298,690 3,722,306
Dream Industrial REIT ..................... 773,856 7,943,637
First Capital REIT ........................ 577,068 9,439,076
Granite REIT ............................ 164,949 11,320,572
H&R REIT ............................. 715,244 5,622,562
Killam Apartment REIT
(a)
.................... 330,373 4,381,092
Primaris REIT ........................... 327,136 5,346,282
RioCan REIT ............................ 795,606 12,588,038
SmartCentres REIT
(a)
...................... 352,234 7,424,842
Vital Infrastructure Property Trust .............. 623,761 2,487,302
97,526,922
a
China  — 0.0%
Yuexiu REIT ............................ 7,063,000 603,592
a
Security Shares Value
a
France  — 2.1%
Altarea SCA ............................ 21,106 $ 2,456,400
ARGAN SA, NVS ......................... 44,689 3,913,687
Carmila SA ............................. 171,428 3,347,470
Covivio SA ............................. 145,332 8,872,093
Gecina SA ............................. 139,737 12,105,821
ICADE ................................ 124,831 2,784,725
Klepierre SA ............................ 609,441 27,681,438
Mercialys SA ............................ 256,205 3,551,514
Unibail-Rodamco-Westfield
(b)
................. 334,043 40,699,276
105,412,424
a
Germany  — 0.0%
Hamborner REIT AG ...................... 194,488 984,832
a
Hong Kong  — 0.8%
Champion REIT .......................... 4,976,000 1,476,567
Fortune REIT ........................... 4,148,000 2,554,450
Link REIT .............................. 7,131,720 35,548,007
Prosperity REIT .......................... 3,826,000 741,537
Sunlight REIT ........................... 2,460,000 730,499
41,051,060
a
India  — 0.3%
Embassy Office Parks REIT .................. 2,382,205 10,933,711
Knowledge Realty Trust .................... 1,309,434 1,624,188
Mindspace Business Parks REIT
(c)
............. 719,644 3,711,520
16,269,419
a
Ireland  — 0.1%
Irish Residential Properties REIT PLC ........... 1,466,949 1,833,707
a
Italy  — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA ....... 148,208 713,533
a
Japan  — 4.7%
Activia Properties, Inc. ..................... 5,684 5,090,999
Advance Residence Investment Corp. ........... 7,593 7,045,034
AEON REIT Investment Corp. ................ 4,630 3,539,091
Comforia Residential REIT, Inc. ............... 5,278 3,382,838
CRE Logistics REIT, Inc. .................... 1,554 1,374,529
Daiwa House REIT Investment Corp., Class A ..... 11,031 8,540,795
Daiwa Office Investment Corp., Class A .......... 1,405 3,004,839
Daiwa Securities Living Investments Corp., Class A .. 5,253 3,201,897
Fukuoka REIT Corp. ....................... 1,921 2,156,141
Global One Real Estate Investment Corp. ........ 2,808 1,972,939
GLP J-REIT ............................ 13,020 11,831,955
Hankyu Hanshin REIT, Inc., Class A ............ 1,829 1,655,380
Health Care & Medical Investment Corp. ......... 876 578,756
Heiwa Real Estate REIT, Inc. ................. 2,818 2,374,756
Hoshino Resorts REIT, Inc. .................. 1,452 2,221,345
Hulic REIT, Inc. .......................... 3,418 3,378,800
Ichigo Office REIT Investment Corp. ............ 2,389 1,442,844
Industrial & Infrastructure Fund Investment Corp., Class
A .................................. 6,915 6,118,494
Invincible Investment Corp. .................. 19,859 7,610,480
Japan Excellent, Inc. ...................... 3,049 2,756,639
Japan Hotel REIT Investment Corp., Class A ...... 15,347 7,820,308
Japan Logistics Fund, Inc. ................... 7,155 4,436,822
Japan Metropolitan Fund Invest ............... 18,453 13,630,615
Japan Prime Realty Investment Corp. ........... 9,892 6,078,303
Japan Real Estate Investment Corp. ............ 18,398 14,079,066
KDX Realty Investment Corp., Class A .......... 10,121 9,891,795
LaSalle Logiport REIT ...................... 4,411 4,219,509
Mirai Corp. ............................. 4,702 1,231,416
MIRARTH Real Estate Investment Corp. ......... 2,631 1,364,554

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Global REIT ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Mitsubishi Estate Logistics REIT Investment Corp. .. 3,625 $ 2,831,257
Mitsui Fudosan Accommodations Fund, Inc., Class A . 6,294 4,849,210
Mitsui Fudosan Logistics Park, Inc. ............. 8,129 5,506,172
Mitsui Fudosan Retail Fund Investment Corp. ...... 6,702 3,448,449
Mori Hills REIT Investment Corp., Class A ........ 3,834 3,126,462
Mori Trust REIT, Inc. ....................... 6,318 3,023,355
Nippon Building Fund, Inc. ................... 22,087 18,630,522
Nippon Prologis REIT, Inc. ................... 19,614 11,146,756
NIPPON REIT Investment Corp. ............... 4,499 2,366,213
Nomura Real Estate Master Fund, Inc. .......... 11,020 10,539,991
NTT UD REIT Investment Corp. ............... 3,607 3,105,270
One REIT, Inc. ........................... 2,144 1,065,780
Orix JREIT, Inc. .......................... 14,303 9,255,457
Samty Residential Investment Corp. ............ 975 559,040
Sankei Real Estate, Inc. .................... 1,006 674,018
Sekisui House REIT, Inc. .................... 10,597 5,039,946
SOSiLA Logistics REIT, Inc. .................. 1,872 1,278,229
Star Asia Investment Corp. .................. 6,528 2,192,571
Starts Proceed Investment Corp., Class A ........ 602 697,456
Tokyu REIT, Inc. ......................... 2,188 2,604,899
United Urban Investment Corp. ............... 8,629 8,818,043
242,790,035
a
Malaysia  — 0.2%
Axis REIT .............................. 4,774,800 2,243,391
IGB REIT .............................. 4,583,000 3,082,629
Pavilion REIT
(a)
.......................... 4,911,500 2,137,734
Sunway REIT
(a)
.......................... 5,117,500 2,778,600
10,242,354
a
Mexico  — 0.8%
Fibra MTY SAPI de CV ..................... 13,079,261 11,312,528
Fibra Uno Administracion SA de CV ............ 7,597,848 13,682,663
Prologis Property Mexico SA de CV ............ 3,012,173 13,527,343
38,522,534
a
Netherlands  — 0.1%
Eurocommercial Properties N.V. ............... 116,406 3,765,410
NSI N.V. ............................... 44,563 854,912
Wereldhave N.V. ......................... 98,514 2,177,103
6,797,425
a
New Zealand  — 0.2%
Argosy Property Ltd.
(a)
..................... 2,223,614 1,362,212
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 3,250,577 3,842,835
Kiwi Property Group Ltd. .................... 3,844,697 2,106,988
Stride Property Group
(a)
.................... 1,313,227 890,997
Vital Healthcare Property Trust ................ 1,545,339 1,720,433
9,923,465
a
Philippines  — 0.1%
AREIT, Inc. ............................. 4,018,320 2,493,918
RL Commercial REIT, Inc. ................... 20,543,400 2,449,638
4,943,556
a
Saudi Arabia  — 0.1%
Al Maather REIT Fund ..................... 136,906 325,859
Al Rajhi REIT ........................... 720,415 1,550,954
Alahli REIT Fund 1 ........................ 131,535 229,904
Alinma Hospitality REIT Fund ................ 228,199 489,150
Alinma Retail REIT Fund .................... 263,337 330,855
Alkhabeer REIT .......................... 270,305 413,428
Bonyan REIT ........................... 190,152 514,514
Derayah REIT ........................... 257,771 363,392
Mulkia Gulf Real Estate REIT Fund ............. 214,624 261,172
Security Shares Value
a
Saudi Arabia (continued)
Musharaka Real Estate Income Fund ........... 239,204 $ 217,835
Riyad REIT Fund ......................... 371,068 472,695
Sedco Capital REIT Fund ................... 475,933 975,818
6,145,576
a
Singapore  — 2.9%
AIMS APAC REIT ........................ 1,833,028 2,287,800
CapitaLand Ascendas REIT .................. 11,290,892 22,615,394
CapitaLand Ascott Trust .................... 7,215,632 5,090,546
CapitaLand China Trust
(a)
................... 3,183,730 1,638,475
CapitaLand Integrated Commercial Trust ......... 17,335,304 33,643,249
CDL Hospitality Trusts ..................... 2,170,800 1,345,960
Centurion Accommodation REIT ............... 2,450,900 2,157,643
Digital Core REIT Management Pte Ltd. ......... 2,383,600 1,168,170
ESR-REIT ............................. 1,568,494 3,204,592
Far East Hospitality Trust ................... 2,563,600 1,149,417
First REIT
(a)
............................. 3,784,900 678,800
Frasers Centrepoint Trust ................... 3,513,533 6,215,470
Frasers Logistics & Commercial Trust
(a)
.......... 7,899,800 6,098,006
Keppel DC REIT ......................... 5,292,764 9,203,832
Keppel REIT ............................ 9,776,320 7,013,047
Lendlease Global Commercial REIT ............ 7,258,072 3,337,460
Mapletree Industrial Trust
(a)
.................. 5,715,310 8,600,456
Mapletree Logistics Trust
(a)
.................. 9,252,113 8,937,971
Mapletree Pan Asia Commercial Trust ........... 6,266,791 6,498,972
OUE REIT ............................. 6,253,200 1,729,931
Parkway Life REIT ........................ 1,213,500 3,993,115
Sasseur REIT
(a)
.......................... 1,471,800 791,876
Starhill Global REIT ....................... 3,824,600 1,655,492
Stoneweg Europe Stapled Trust, NVS
(a)
.......... 966,800 1,773,577
Suntec REIT ............................ 5,806,900 6,700,148
147,529,399
a
South Africa  — 0.6%
Attacq Ltd.
(a)
............................ 1,903,323 2,025,451
Burstone Group Ltd. ....................... 1,748,382 1,038,387
Emira Property Fund Ltd.
(a)
.................. 378,876 299,271
Equites Property Fund Ltd. .................. 2,111,089 2,280,877
Fairvest Ltd., Class B ...................... 5,157,209 2,302,233
Growthpoint Properties Ltd. .................. 9,218,681 9,865,251
Redefine Properties Ltd. .................... 18,456,600 7,294,944
Resilient REIT Ltd. ........................ 807,774 4,072,484
Stor-Age Property REIT Ltd.
(a)
................ 1,225,017 1,216,026
30,394,924
a
South Korea  — 0.1%
ESR Kendall Square REIT Co. Ltd. ............. 452,962 1,045,272
JR Global REIT
(b)(d)
........................ 521,863 388,241
LOTTE REIT Co. Ltd. ...................... 394,491 999,962
Shinhan Alpha REIT Co. Ltd. ................. 315,033 1,153,449
SK REITs Co. Ltd. ........................ 547,863 2,105,835
5,692,759
a
Spain  — 0.5%
Colonial SFL Socimi SA .................... 1,041,807 6,668,519
Merlin Properties Socimi SA ................. 1,184,939 20,594,384
27,262,903
a
Thailand  — 0.1%
CPN Retail Growth Leasehold REIT
(a)
........... 4,866,600 1,949,310
a
Turkey  — 0.1%
AKIS Gayrimenkul Yatirimi A.S. ............... 2,583,968 505,564
Alarko Gayrimenkul Yatirim Ortakligi A.S. ......... 2,581,538 180,365
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(a)
... 5,257,725 1,980,153

iShares
®
Global REIT ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Turkey (continued)
Is Gayrimenkul Yatirim Ortakligi A.S. ............ 1,211,320 $ 674,562
3,340,644
a
United Arab Emirates  — 0.0%
Dubai Residential REIT ..................... 5,289,822 1,810,306
a
United Kingdom  — 3.9%
AEW UK REIT PLC ....................... 425,167 613,300
Big Yellow Group PLC ..................... 509,887 6,104,546
British Land Co. PLC (The) .................. 2,788,012 16,671,278
Custodian Property Income REIT PLC ........... 1,273,171 1,484,268
Derwent London PLC ...................... 308,007 8,734,054
Grainger PLC ........................... 1,999,398 4,718,109
Great Portland Estates PLC .................. 1,059,250 5,000,163
Hammerson PLC ......................... 1,406,230 7,277,290
Helical PLC ............................. 270,436 725,316
Land Securities Group PLC .................. 2,036,575 19,398,245
Living REIT PLC
(a)(c)
....................... 1,235,863 1,285,870
LondonMetric Property PLC .................. 6,064,919 16,033,264
NewRiver REIT PLC ....................... 1,121,321 1,242,016
Picton Property Income Ltd. .................. 1,466,268 1,466,313
Primary Health Properties PLC ................ 6,586,474 8,394,627
Regional REIT Ltd.
(c)
....................... 341,793 457,218
Residential Secure Income PLC
(a)(c)
............. 536,000 198,658
Safestore Holdings PLC .................... 584,251 4,873,759
Schroder REIT Ltd. ....................... 1,293,488 782,443
Segro PLC ............................. 3,701,186 48,347,510
Shaftesbury Capital PLC .................... 4,076,146 7,899,838
Sirius Real Estate Ltd. ..................... 4,266,341 5,689,589
Supermarket Income REIT PLC ............... 3,361,590 3,894,038
Target Healthcare REIT PLC ................. 1,678,614 2,560,984
Tritax Big Box REIT PLC .................... 6,722,819 15,456,564
UNITE Group PLC (The) .................... 1,227,740 8,918,527
Workspace Group PLC
(a)
.................... 377,927 1,791,372
200,019,159
a
United States  — 72.9%
Acadia Realty Trust ....................... 366,163 8,227,683
Agree Realty Corp. ....................... 323,425 25,162,465
Alexandria Real Estate Equities, Inc. ............ 469,654 24,163,698
American Assets Trust, Inc. .................. 140,651 3,317,957
American Healthcare REIT, Inc. ............... 523,003 29,078,967
American Homes 4 Rent, Class A .............. 917,358 30,658,104
Americold Realty Trust, Inc. .................. 781,101 11,005,713
Apple Hospitality REIT, Inc. .................. 589,804 9,737,664
AvalonBay Communities, Inc. ................ 380,442 70,613,840
Brixmor Property Group, Inc. ................. 833,817 26,273,574
Broadstone Net Lease, Inc., Class A ............ 519,875 11,130,524
BXP, Inc. .............................. 433,907 30,425,559
Camden Property Trust ..................... 269,867 29,903,962
CareTrust REIT, Inc. ....................... 606,694 25,444,746
Centerspace ............................ 46,354 2,542,053
COPT Defense Properties ................... 311,932 11,840,939
Cousins Properties, Inc. .................... 447,073 14,105,153
CubeSmart ............................. 618,875 25,658,558
Curbline Properties Corp. ................... 263,524 8,074,375
DiamondRock Hospitality Co. ................. 559,163 7,403,318
Digital Realty Trust, Inc. .................... 991,563 186,929,457
Diversified Healthcare Trust .................. 594,849 5,294,156
Douglas Emmett, Inc. ...................... 374,099 4,421,850
Easterly Government Properties, Inc., Class A ..... 119,094 2,901,130
EastGroup Properties, Inc. .................. 146,097 30,535,734
Empire State Realty Trust, Inc., Class A .......... 388,768 1,967,166
EPR Properties .......................... 205,509 12,755,944
Equinix, Inc. ............................ 269,854 275,056,785
Security Shares Value
a
United States (continued)
Equity LifeStyle Properties, Inc. ............... 528,018 $ 34,358,131
Equity Residential ........................ 1,021,773 67,896,816
Essential Properties Realty Trust, Inc. ........... 589,110 18,433,252
Essex Property Trust, Inc. ................... 175,296 49,808,605
Extra Space Storage, Inc. ................... 574,237 85,010,046
Federal Realty Investment Trust ............... 235,054 29,167,851
First Industrial Realty Trust, Inc. ............... 361,849 23,824,138
Four Corners Property Trust, Inc. .............. 297,124 7,606,374
Gaming and Leisure Properties, Inc. ............ 744,962 33,366,848
Getty Realty Corp. ........................ 154,708 5,281,731
Global Net Lease, Inc. ..................... 513,806 4,480,388
Healthcare Realty Trust, Inc., Class A ........... 918,326 19,294,029
Healthpeak Properties, Inc. .................. 1,901,809 41,516,491
Highwoods Properties, Inc. .................. 300,064 9,941,120
Host Hotels & Resorts, Inc. .................. 1,856,963 46,665,480
Independence Realty Trust, Inc. ............... 643,527 10,701,854
Innovative Industrial Properties, Inc., Class A ...... 77,984 4,586,239
InvenTrust Properties Corp. .................. 206,700 7,319,247
Invitation Homes, Inc. ...................... 1,624,497 48,280,051
Iron Mountain, Inc. ........................ 809,774 99,051,556
JBG SMITH Properties ..................... 167,668 2,355,735
Kilroy Realty Corp. ........................ 316,481 12,285,792
Kimco Realty Corp. ....................... 1,812,491 46,182,271
Kite Realty Group Trust ..................... 553,036 15,827,890
Lineage, Inc. ............................ 191,147 8,098,898
LTC Properties, Inc. ....................... 132,707 5,340,130
LXP Industrial Trust ....................... 159,574 9,659,014
Macerich Co. (The) ....................... 772,791 19,968,919
Medical Properties Trust, Inc. ................. 1,384,245 6,409,054
Mid-America Apartment Communities, Inc. ........ 317,153 41,972,028
Millrose Properties, Inc. .................... 419,918 11,749,306
National Health Investors, Inc. ................ 129,649 9,937,596
NETSTREIT Corp. ........................ 257,474 5,522,817
NNN REIT, Inc. .......................... 517,250 24,579,720
Omega Healthcare Investors, Inc. .............. 815,138 41,270,437
Park Hotels & Resorts, Inc. .................. 501,278 7,549,247
Pebblebrook Hotel Trust .................... 294,529 5,625,504
Phillips Edison & Co., Inc. ................... 344,003 14,616,687
Piedmont Realty Trust, Inc., Class A
(b)
........... 339,440 3,289,174
Prologis, Inc. ............................ 2,553,336 369,237,919
Public Storage ........................... 460,285 149,210,588
Realty Income Corp. ....................... 2,557,081 163,320,764
Regency Centers Corp. .................... 499,481 40,103,330
Rexford Industrial Realty, Inc. ................ 618,929 23,376,948
RLJ Lodging Trust ........................ 334,049 4,092,100
Ryman Hospitality Properties, Inc. ............. 167,826 22,429,945
Sabra Health Care REIT, Inc. ................. 681,941 14,436,691
Safehold, Inc. ........................... 151,959 2,458,697
Simon Property Group, Inc. .................. 875,595 200,835,225
SL Green Realty Corp. ..................... 194,958 10,319,127
Smartstop Self Storage REIT, Inc. .............. 150,735 5,055,652
STAG Industrial, Inc. ...................... 523,451 20,027,235
Sun Communities, Inc. ..................... 333,857 41,224,662
Sunstone Hotel Investors, Inc. ................ 498,889 5,871,924
Tanger, Inc. ............................. 306,252 12,452,206
Terreno Realty Corp. ...................... 287,101 20,570,787
UDR, Inc. .............................. 887,555 33,869,099
UMH Properties, Inc. ...................... 219,006 3,309,181
Urban Edge Properties ..................... 346,221 7,845,368
Ventas, Inc. ............................ 1,326,947 124,082,814
VICI Properties, Inc., Class A ................. 2,973,722 78,357,575
Vornado Realty Trust ...................... 479,090 18,871,355
Welltower, Inc. ........................... 1,936,999 454,110,046
WP Carey, Inc. .......................... 606,007 44,602,115

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Global REIT ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
Xenia Hotels & Resorts, Inc. ................. 260,935 $ 5,370,042
3,738,902,935
a
Total Common Stocks — 99.4%
(Cost: $4,631,591,947) ............................... 5,096,343,979
a
Rights
Brazil  — 0.0%
Hedge Brasil Shopping RTS (Expires 08/07/26)
(b)
... 32,223 —
a
Total Rights — 0.0%
(Cost: $–) ........................................ —
a
Investment Companies
Brazil  — 0.2%
Alianza Trust Renda Imobiliaria FII ............. 348,446 689,448
BRESCO Fundo de Investimentos Imobiliario ...... 48,347 1,096,335
FII BTLG .............................. 189,012 3,758,875
Hedge Brasil Shopping FII ................... 387,642 1,463,651
HSI Mall FII ............................. 58,039 999,308
Vinci Logistica FII ......................... 44,382 804,963
Vinci Shopping Centers FII .................. 78,663 1,627,682
a
Total Investment Companies — 0.2%
(Cost: $10,061,447) ................................. 10,440,262
a
Total Long-Term Investments — 99.6%
(Cost: $4,641,653,394) ............................... 5,106,784,241
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.81%
(e)(f)(g)
...................... 18,796,885 $ 18,802,524
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.65%
(e)(f)
............................. 7,678,677 7,678,677
a
Total Short-Term Securities — 0.5%
(Cost: $26,480,920) ................................. 26,481,201
Total Investments —  100.1%
(Cost: $4,668,134,314) ............................... 5,133,265,442
Liabilities in Excess of Other Assets — (0.1)% ............... (2,798,042)
Net Assets — 100.0% ................................. $ 5,130,467,400
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 19,527,949  $ —  $ (728,548)
(a)
$ 928  $ 2,195  $ 18,802,524  18,796,885  $ 57,692
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 8,162,763  —  (484,086)
(a)
—  —  7,678,677  7,678,677  97,223  —
$ —  $ 928  $ 2,195
$ 26,481,201
$ 154,915  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 15 09/17/26 $ 2,360 $ 26,773

iShares
®
Global REIT ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Dow Jones U.S. Real Estate Index .......................................................... 469 09/18/26 $ 18,591 $ 19,752
$ 46,525
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 3,957,702,098 $ 1,138,253,640 $ 388,241 $ 5,096,343,979
Investment Companies ....................................... 10,440,262 — — 10,440,262
Rights .................................................. — — — —
Short-Term Securities
Money Market Funds ........................................ 26,481,201 — — 26,481,201
$ 3,994,623,561 $ 1,138,253,640 $ 388,241 $ 5,133,265,442
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 46,525 $ — $ — $ 46,525
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust